Intangible Assets (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	$ 1,890,297	$ 2,322,239
Balance, End of Year	2,096,668	1,890,297
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	12,275,548
Effect of change in consolidated entities	750,760
Effect of change in exchange rate	(3,806)
Balance, End of Year	13,022,502	12,275,548
Gross carrying amount [member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	0
Effect of change in consolidated entities	600,324
Balance, End of Year	600,324	0
Gross carrying amount [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	0
Effect of change in consolidated entities	150,436
Balance, End of Year	150,436	0
Gross carrying amount [member] | Patent and technology fee [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	12,275,548	12,078,767
Additions		196,781
Effect of change in exchange rate	(3,806)
Balance, End of Year	12,271,742	12,275,548
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	10,385,251
Additions	540,969
Effect of change in exchange rate	(386)
Balance, End of Year	10,925,834	10,385,251
Accumulated depreciation, amortisation and impairment [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	0
Additions	22,565
Balance, End of Year	22,565	0
Accumulated depreciation, amortisation and impairment [member] | Patent and technology fee [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	10,385,251	9,756,528
Additions	518,404	628,606
Effect of change in exchange rate	(386)	117
Balance, End of Year	$ 10,903,269	$ 10,385,251